Taxes (Details 1)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate in China		(20.00%)	(12.50%)	(13.10%)
Tax rate difference outside China	[1]	(16.75%)	(12.80%)	(4.80%)
Change in valuation allowance		(5.00%)	(13.50%)	14.40%
Additional R&D deduction in China		0.00%	(2.10%)	(20.60%)
Permanent difference		17.68%	23.40%	(0.10%)
Effective tax rate		(0.93%)	7.50%	1.00%

[1]	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.